9 CAPITAL STOCK: Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Details
Number of share options outstanding in share-based payment arrangement at beginning of period	13,486,235	14,771,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.37	$ 0.42
Number of share options exercised in share-based payment arrangement	(200,000)	(100,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.10	$ 0.19
Number of share options granted in share-based payment arrangement	6,446,000	4,512,180
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.10	$ 0.36
Number of share options forfeited in share-based payment arrangement	(4,381,297)	(5,696,945)
Weighted average exercise price of share options forfeited in share-based payment arrangement	$ 0.54	$ 0.54
Number of share options outstanding in share-based payment arrangement at end of period	14,625,938	13,486,235
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.27	$ 0.37
Number of share options expired in share-based payment arrangement	(725,000)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 0.19